Earnings/(loss) per share	6 Months Ended
Dec. 31, 2018
Earnings/(loss) per share
Earnings/(loss) per share

12Earnings/(loss) per share

(a)Basic

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) for the period by the weighted average number of ordinary shares in issue during the period.

	Three months ended 31 December		Six months ended 31 December
	2018	Restated(1) 2017	2018	Restated(1) 2017
Profit/(loss) for the period (£’000)	26,770	(19,697)	33,416	(10,127)
Class A ordinary shares (thousands)	40,526	40,195	40,526	40,195
Class B ordinary shares (thousands)	124,000	124,000	124,000	124,000
Basic earnings/(loss) per share (pence)	16.27	(12.00)	20.31	(6.17)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.

(b)Diluted

Diluted earnings/(loss) per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial year.

	Three months ended 31 December		Six months ended 31 December
	2018	Restated(1) 2017	2018	Restated(1) 2017
Profit/(loss) for the period (£’000)	26,770	(19,697)	33,416	(10,127)
Class A ordinary shares (thousands)	40,526	40,195	40,526	40,195
Adjustment for assumed conversion into Class A ordinary shares (thousands)	137	390	137	390
Class B ordinary shares (thousands)	124,000	124,000	124,000	124,000
Diluted earnings/(loss) per share (pence) (2)	16.26	(12.00)	20.29	(6.17)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.

(2) For the three and six months ended 31 December 2017 potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce their loss per share, and hence have been excluded.